LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES [Abstract]
Lease-Related Costs
Lease-related costs for the year ended December 31, 2021 are as follows:
Year Ended December 31, 2021
Operating lease cost	$ 630
Short-term lease cost	524
Variable lease cost	63
Total lease cost	$ 1,217
Lease-related costs for the three months ended March 31, 2021, June 30, 2021 and September 30, 2021 are as follows:
	Three Months Ended March 31, 2021	Three Months Ended June 30, 2021	Three Months Ended September 30, 2021
Operating lease cost	$ —	$ —	$ 240
Short-term lease cost	122	127	133
Variable lease cost	—	—	21
Total lease cost	$ 122	$ 127	$ 394

Other Information Related to Leases
Other information related to leases as of December 31, 2021 is as follows:
Operating Leases
Weighted-average remaining lease term (years)	5.9
Weighted-average discount rate	7.0%
The following table provides certain cash flow and supplemental noncash information related to our lease liabilities for the year ended December 31, 2021:
Operating Leases
Operating cash paid to settle operating lease liabilities	$ 293
Right-of-use assets obtained in exchange for lease liabilities	$ 7,388
Other information related to leases as of September 30, 2021 are as follows:
September 30, 2021
Operating lease right-of-use assets	$ 6,443
Short-term operating lease liabilities	609
Operating lease liabilities	6,842

Weighted-average remaining lease term (years)	6.2
Weighted-average discount rate	7.0%

Future Minimum Lease Payments Under Non-Cancellable Leases
Future minimum lease payments under non-cancellable leases as of December 31, 2021 are as follows:
Operating Leases
2022	$ 1,373
2023	1,650
2024	1,694
2025	1,739
2026	1,754
Thereafter	1,647
Total undiscounted lease payments	$ 9,857
Less: Imputed interest	1,779
Total lease liabilities	$ 8,078